                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment [_]; Amendment Number: ________
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Silchester International Investors LLP
Address:   Time & Life Building
           1 Bruton Street
           London W1J6TL, United Kingdom

Form 13F File Number:  28-14054

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Timothy J. Linehan
Title:     Chief Compliance Officer
Phone:     001-44-20-7518-7125

Signature, Place, and Date of Signing:

   /s/ Timothy J. Linehan        London, United Kingdom        April 29, 2013
 --------------------------    --------------------------    ------------------
         [Signature]                 [City, State]                 [Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1
                                            ----------
Form 13F Information Table Entry Total:     3
                                            ----------
Form 13F Information Table Value Total:     $1,190,373
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.          Form 13F File Number      Name
     ---          --------------------      ----
     1            28-12123                  Silchester Partners Limited

                           FORM 13F INFORMATION TABLE
                           --------------------------

Column 1             Column 2   Column 3   Column 4            Column 5          Column 6    Column 7              Column 8
------------------  ---------- ---------- ----------  ------------------------- -----------  --------    ---------------------------
                                                                                                                Voting Authority
Name of              Title of               Value       Shrs or    SH/    Put/   Investment    Other     ---------------------------
Issuer                Class      CUSIP    (x$1000)      prn amt    PRN    Call   Discretion  Managers        Sole      Shared  None
------------------  ---------- ---------- ----------  ---------- ------  ------  ----------  --------    ----------- -------- ------
Korea Electric PWR    SPON ADR  500631106   436,587   32,152,580 SH        X       DEFINED    1           32,152,580
KT Corp.              SPON ADR  48268K101   448,850   28,570,985 SH        X       DEFINED    1           28,570,985
SK Telecom Ltd        SPON ADR  78440P108   304,936   17,064,106 SH        X       DEFINED    1           17,064,106